Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments by category
Summary of financial assets as per statement of financial position

	As of 31 December
	2025	2024
	USD	USD
At amortised cost
Trade and other receivables	6,256,738	4,009,282
Cash and cash equivalents	4,414,456	4,958,983
	10,671,194	8,968,265

Summary of financial liabilities as per statement of financial position

	As of 31 December
	2025	2024
	USD	USD
Accounts payable, accruals and other payables excluding non-financial items (i)	8,727,202	9,376,566
Lease liabilities	1,481,973	1,047,064
Deferred purchase price	694,134	1,148,013
Other tax liabilities	1,640,682	836,117
Derivative warrant liabilities	400,806	669,156
	12,944,797	13,076,916
(i)	Non-financial items include advances from individual customers (e-wallets) and advances from customers as disclosed in Note 15.